Earnings per share	12 Months Ended
Mar. 31, 2013
Earnings per share

14. Earnings per share:

Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of common shares is adjusted to reflect all dilutive instruments where potential common shares are deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2011	2012	2013
Basic—
Net income attributable to NHI shareholders	¥28,661	¥11,583	¥107,234

Weighted average number of shares outstanding	3,627,798,587	3,643,481,439	3,692,795,953

Net income attributable to NHI shareholders per share	¥7.90	¥3.18	¥29.04

Diluted—
Net income attributable to NHI shareholders	¥28,642	¥11,561	¥107,181

Weighted average number of shares outstanding	3,642,689,381	3,680,124,235	3,777,360,671

Net income attributable to NHI shareholders per share	¥7.86	¥3.14	¥28.37

Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2011, 2012 and 2013 arising from options to purchase common shares issued by subsidiaries and affiliates. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from stock-based compensation plans by the Company, which would have minimal impact on EPS for the years ended March 31, 2011, 2012 and 2013.

Antidilutive stock options to purchase 59,670,700, 24,840,700 and 10,880,700 common shares were not included in the computation of diluted EPS for the years ended March 31, 2011, 2012 and 2013, respectively.

The Company conducted a share buyback of 75,000,000 common shares which amounted to ¥37,362 million from August 9, 2010 to August 31, 2010.

On July 1, 2011, the Company issued 103,429,360 common shares in accordance with NLB becoming a wholly owned subsidiary of Nomura. See Note 11 “Business combinations” for further information.

Subsequent Events

The Company conducted a share buyback from May 8, 2013 to May 31, 2013. See Note 19 “Shareholders’ equity” for further information.

On May 15, 2013, the Company adopted a resolution to issue SARs pursuant to the SAR Plan B awards. See Note 16 “Deferred compensation plans” for further information.